March 10, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Advance Capital I, Inc.
     File Number 811-5127

     Pursuant to Section 30(d), Rule 30d-1, Form N-CSR

     In accordance with a provision in section 30(d), Rule 30d-1, of the Investment Company Act of 1940, the Registrant is electronically filing a copy of Advance Capital I, Inc.'s (an open-end registered management company) Annual Report(Form N-CSR) dated December 31, 2004.
This report was published and mailed to shareholders of Advance
Capital I, Inc. on March 1, 2005.

     If you have any questions or require additional information please contact Steve LaPoint at (248) 350-8543.

Sincerely,


/S/ Robert J. Cappelli
Robert J. Cappelli
President & Treasurer